PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Security deposits for lease securitization borrowings	$ 79	$ 7,935
Prepaid interest expenses	15	341
Temporary advances to employees	543	798
Prepaid rent	1,210	1,124
Prepaid other taxes	0	264
Prepaid fuel charges	516	606
Prepaid insurance expenses	465	155
Prepaid insurance	1,319	0
Deposits for inventories	6	105
Other current assets	623	873
Total	$ 4,776	$ 12,201